SHARE-BASED COMPENSATION (Schedule of Stock Options Outstanding and Exercisable) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	3,329,092
Options Outstanding, Weighted Average Exercise Price Per Share	6.68
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 3 months 26 days
Options Exercisable, Shares	928,406
Options Exercisable, Weighted Average Exercise Price	4.67
$ 0.10 - $ 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	0.10
Range of exercise price, upper limit	2.00
Options Outstanding, Shares	22,736
Options Outstanding, Weighted Average Exercise Price Per Share	1.53
Options Outstanding, Weighted Average Remaining Contractual Life	1 year
Options Exercisable, Shares	22,736
Options Exercisable, Weighted Average Exercise Price	1.53
$ 2.01 - $ 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	2.01
Range of exercise price, upper limit	4.00
Options Outstanding, Shares	349,342
Options Outstanding, Weighted Average Exercise Price Per Share	3.24
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 8 months 19 days
Options Exercisable, Shares	349,342
Options Exercisable, Weighted Average Exercise Price	3.24
$ 4.01 - $ 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	4.01
Range of exercise price, upper limit	6.00
Options Outstanding, Shares	757,848
Options Outstanding, Weighted Average Exercise Price Per Share	5.54
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months
Options Exercisable, Shares	455,103
Options Exercisable, Weighted Average Exercise Price	5.43
$ 6.01 - $ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	6.01
Range of exercise price, upper limit	8.00
Options Outstanding, Shares	1,207,328
Options Outstanding, Weighted Average Exercise Price Per Share	6.92
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 10 days
Options Exercisable, Shares	98,459
Options Exercisable, Weighted Average Exercise Price	6.79
$ 8.01 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	8.01
Range of exercise price, upper limit	10.00
Options Outstanding, Shares	960,900
Options Outstanding, Weighted Average Exercise Price Per Share	8.54
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months 18 days
Options Exercisable, Shares	1,332
Options Exercisable, Weighted Average Exercise Price	9.11
$10.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	10.01
Range of exercise price, upper limit	12.00
Options Outstanding, Shares	30,938
Options Outstanding, Weighted Average Exercise Price Per Share	10.91
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months 15 days
Options Exercisable, Shares	1,434
Options Exercisable, Weighted Average Exercise Price	10.46